UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
MAY 14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED ON AUGUST 14, 2002.

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [ X ]; Amendment Number:    1
                                                 -------------
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [ X ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:             International Specialty Products Inc.
Address:          300 Delaware Avenue, Suite 303
                  Wilmington, Delaware 19801

Form 13F File Number: 028-05874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard A. Weinberg
Title:            Executive Vice President and General Counsel
Phone:            973-628-3520

Signature, Place, and Date of Signing:

 /s/ Richard A. Weinberg              Wayne, New Jersey       August 20, 2002
--------------------------          ---------------------    ----------------
[Signature]                             [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:               1

Form 13F Information Table Value Total:          $ 52,553
                                                (thousands)

Confidential information has been omitted and filed with the Commission in accordance with Rule 24b-2 and Form 13F.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number             Name
---       --------------------             ----

2             028-06621               ISP Investco LLC

3             028-06623               International Specialty Holdings Inc.

NAME OF REPORTING PERSON:  INTERNATIONAL SPECIALTY PRODUCTS INC.

Column 1          Column 2     Column 3    Column 4      Column 5     Column 6    Column 7             Column 8

                   Title                                  Shares
                     Of                     Value           or       Investment     Other          Voting Authority
Name of Issuer     Class        CUSIP     (x $1,000)     Prin Amt    Discretion   Managers   Sole       Shared      None
--------------     -----        -----     ----------     --------    ----------   --------   ----       ------      ----
Compaq Computer     COM       204493100     52,553     5,028,950 SH    DEFINED       2,3                5,028,950



                           Column Total     52,553

Pursuant to the Instructions to Form 13F, holdings of fewer than 10,000 shares and less than $200,000 aggregate fair market value have not been reported.

As of 3/31/02